NORTHEAST
                                    INVESTORS
                                     GROWTH
                                      FUND
                                 A NO-LOAD FUND

                                [NORTHEAST LOGO]

                               Semi-Annual Report
                      ------------------------------------
                            For the Six Months Ended
                      ------------------------------------
                                  June 30, 1999
                      ------------------------------------

                           Table of Contents


Letter to Shareholders.................................  1

Portfolio Transactions.................................  3

Fund Performance.......................................  5

Investment Sectors.....................................  7

Schedule of Investments................................  8

Financial Statements................................... 11

Financial Highlights................................... 12

Notes to the Financial Statements...................... 16

--------------------------------

 Dear Fellow Shareholders:
--------------------------------

  As this letter is written, the first six months of 1999 seem like ancient history, and in some respects they are, as the market cares little about the past and all about the future. This report, however, does record our holdings halfway through the year and recognizes some significant investment and operating changes.

  The size of the fund at $311,113,097 on June 30 is an all-time high, up dramatically, about 47%, from that recorded six months ago at year-end, December 31, 1998, at $211,258,849. The number of shareholders at 9,107 is a new high as are the number of shares outstanding at 13,641,467. Our expense ratio of 0.85% continues to move lower, which is a plus as this ratio continues to emerge as an increasingly important index in analyzing how a mutual fund handles its ongoing expenses and fees. Hence, we are particularly delighted to see this important ratio moving lower.

  During the first six months of 1999, we reduced the number of holdings from 80 at year-end 1998 to 65 as of this report. Many of the smaller holdings were eliminated in favor of additions to existing holdings and to make way for seven new holdings. In general, we have been moving toward a philosophy of fewer total holdings, with each investment becoming a more significant part of the whole. Hence, the "additions to existing holdings" and the "elimination/reductions of holdings" look somewhat more active than they might otherwise have been. We do not currently anticipate another significant reduction in the number of holdings.

  As you know, on June 15 we paid a modest dividend of $0.01835 per share and a capital gain of $0.00665 per share. If financial conditions continue as we expect, we anticipate making another distribution in mid-December.

  Much has been written about how the market rotates among different sectors. For example, through early April, larger blue chip growth stocks, which is most of our investment hand, continued moving toward new highs. Then, "value" stocks--which we do not own as a rule, began to do better--only to have growth stocks come roaring back in June. All this movement and change could be quite confusing. However, we will not alter our basic investment approach, which aims to invest in market leaders whose products we know and understand and where continued solid future growth looks likely to us. Most of our holdings are expensive by any historic measures. But with low inflation, a Federal budget that is not only balanced but creating a surplus, the Cold War over, and an ever-vigilant Federal Reserve ready to pounce with a rate increase at any moment, the future just might continue to surprise the pessimists and the press and usher in an even more favorable investment environment in the days to come.

  Total return results for the six month period ending June 30 are as follows:

                     S&P 500           NE Growth Fund
                     -------           --------------
                     +12.38%               +11.56%

  We appreciate your investment in the fund and please know that we are ever attentive to the investments and to the rapidly changing world of opportunity in which we live.

  As in the past, I encourage shareholders to contact me with any questions regarding the Fund at any time. Also, you may find us at our website: www.northeastinvestors.com. For those of you non-shareholders, reading this report for the first time, we hope you will join us in this endeavor as well.

                        Ever sincerely,


                        /s/ William A. Oates, Jr.

                        William A. Oates, Jr.
                        President

August 6, 1999

--------------------------------

 Portfolio Transactions
--------------------------------

January 1, 1999-June 30, 1999
--------------------------------------------------------------------------------
Additions to Existing Holdings

                                              Additions               Now Own
--------------------------------------------------------------------------------
     Abbott Laboratories                         18,600                49,200
     America Online, Inc.*                       40,000               100,000
     American Home Products Corp.                34,500                63,700
     American International Group, Inc.          15,000                36,037
     Bristol Myers Squibb Company*               37,900                67,800
     Carnival Corporation                        20,000                49,800
     Chase Manhattan Corporation*                 6,500                30,300
     Chevron Corporation                          6,500                33,200
     Cisco Systems, Inc.*                       175,750               244,700
     Coca-Cola Company                           29,600                81,900
     Eli Lilly & Company                         12,600                58,700
     EMC Corporation*                            70,800               104,400
     Exxon Corporation                           38,500                57,200
     Fifth Third Bancorp                         29,200                71,525
     Fleet Financial Group, Inc.                 33,600                99,200
     General Electric Company                    37,000               101,100
     General Motors Corporation                  14,600                26,800
     Gillette Company                            29,500                81,700
     International Business Machines*            38,600                55,000
     Intel Corporation                           68,800               106,200
     Johnson & Johnson                           23,600                49,800
     Lucent Technologies, Inc.*                  79,400               109,800
     MCI Worldcom, Inc.                          59,800                89,600
     Medtronic, Inc.*                            12,400                37,900
     Mellon Bank Corporation                    142,700               237,400
     Merck & Company, Inc.*                      53,100                86,400
     Microsoft Corporation                      121,200               169,200
     Monsanto Company                            10,000                56,000
     Pfizer, Inc.                                31,700                78,850
     Procter & Gamble Company                     5,000                40,300
     Royal Dutch Petroleum                        5,200                45,200
     State Street Corporation                    11,900                57,100
     Time Warner, Inc.                           72,000               179,400
     Wal-Mart Stores, Inc.*                     111,600               159,600
     Walt Disney Company                         14,000               169,000
     Warner Lambert Company                       7,400                66,975
     Xerox Corporation*                          29,400                49,800
     Yahoo! Inc.*                                15,200                25,000
     Zions Bancorporation                        23,500               130,600

*Includes additional shares resulting from stock split

--------------------------------
 Portfolio Transactions
 (continued)
--------------------------------

January 1, 1999-June 30, 1999
--------------------------------------------------------------------------------
New Holdings

                                                                         Now Own
--------------------------------------------------------------------------------
     AT&T Corporation                                                     71,550
     Charles Schwab Corporation                                           25,000
     FDX Corporation                                                      61,400
     Mirage Resorts, Inc.                                                 75,000
     Qwest Communications International, Inc.                             92,000
     Sun Microsystems, Inc.                                               40,400
     VISX, Inc.                                                          118,000

Eliminations/Reductions of Holdings

                                                 Sold                    Now Own
--------------------------------------------------------------------------------
     Boston Scientific Corporation               34,000                        0
     Cabot Corporation                           33,000                        0
     Cabot Industrial Trust                      68,900                        0
     Caterpillar, Inc.                           23,000                        0
     Chubb Corporation                           32,200                   27,000
     Eastman Kodak Company                       14,300                        0
     Eaton Vance Corporation                     33,400                   90,000
     Entremed, Inc.                              22,200                        0
     First American Corporation                  26,400                        0
     First Security Corporation                  103,175                       0
     Fort James Corporation                      22,400                        0
     Glaxo Wellcome PLC-Spons ADR                19,900                        0
     H & R Block, Inc.                           10,200                        0
     National Bancorp of Alaska, Inc.            32,000                        0
     New York Times Company-Class A              35,000                        0
     Ohio Casualty Corporation                   31,400                        0
     Parametric Technology Corporation           36,200                        0
     Philip Morris Companies, Inc.19,900                                       0
     Pioneer Hi-Bred International, Inc.         63,500                        0
     Polaris Industries, Inc.                    24,700                        0
     Republic Security Corporation               191,456                       0
     Saville Systems Ireland Spons ADR           19,200                        0
     St. Paul Companies                          37,900                        0
     Triarc Companies                            50,000                        0

----------------------------------
 Average Annual Total Return

----------------------------------

One year ended June 30, 1999......................22.39%

Five years ended June 30, 1999....................29.57%

Ten years ended June 30, 1999.....................19.06%



---------------------------------------------------

 Performance Graph -- Ten Years (12/30/89-06/30/99)
---------------------------------------------------

[PLOT POINTS FOR BAR GRAPH]

                   Northeast               Standard
                   Investors               & Poor's
                   Growth Fund             500 Index
----------------------------------------------------
1989               $10,000                 $10,000
1990               $10,152                 $ 9,687
1991               $13,899                 $12,593
1992               $13,797                 $13,529
1993               $14,134                 $14,871
1994               $14,124                 $15,061
1995               $19,274                 $20,652
1996               $24,015                 $25,336
1997               $32,968                 $33,722
1998               $43,960                 $43,279
1999*              $49,042                 $48,637

[END PLOT POINTS]

*six months ended June 30, 1999

----------------------------------
 Returns and Per Share Data
 (Yearly Period Ended 12/31)
----------------------------------


                    1989      1990      1991      1992      1993      1994      1995      1996      1997      1998      1999*
                    ---------------------------------------------------------------------------------------------------------
Net Asset Value      7.89     7.81      10.37     9.70      8.37      8.13     10.59     12.15     15.84     20.47     22.81
                    ---------------------------------------------------------------------------------------------------------
Income Dividend      0.09     0.09       0.12     0.07      0.07      0.06      0.07      0.05      0.06      0.05      0.02
                    ---------------------------------------------------------------------------------------------------------
Capital Gains Dist.  0.10     0.11       0.18     0.52      1.49      0.17      0.44      0.98      0.77      0.55      0.01
                    ---------------------------------------------------------------------------------------------------------
Fund Return (%)     32.73     1.52      36.91    -0.73      2.44     -0.07     36.46     24.60     37.28     33.34     11.56
                    ---------------------------------------------------------------------------------------------------------
S&P 500 (%)         31.50    -3.13      30.00     7.43      9.92      1.28     37.12     22.68     33.10     28.34     12.38


[PLOT POINTS FOR BAR GRAPH]

                   Northeast               Standard
                   Investors               & Poor's
                   Growth Fund             500 Index
----------------------------------------------------
1989               32.73                   31.50
1990                1.52                   -3.13
1991               36.91                   30.00
1992               -0.73                    7.43
1993                2.44                    9.92
1994               -0.07                    1.28
1995               36.46                   37.12
1996               24.60                   22.68
1997               37.28                   33.10
1998               33.34                   28.34
1999*              11.56                   12.38

[END PLOT POINTS]

*6 months ended June 30, 1999

---------------------------------------

 Ten Largest Investment Holdings
---------------------------------------

June 30, 1999
--------------------------------------------------------------------------------

Ten Largest Investment Holdings

                                                                  Percent
                                            Market                 of Net
                                            Value                  Assets
--------------------------------------------------------------------------------
     Cisco Systems, Inc.                  $15,783,150              5.1%
     Microsoft Corporation                 15,259,725              4.9%
     Time Warner, Inc.                     12,894,375              4.1%
     General Electric Company              11,424,300              3.7%
     America Online, Inc.                  11,050,000              3.6%
     VISX, Inc.                             9,344,125              3.0%
     Pfizer, Inc.                           8,653,787              2.8%
     Mellon Bank Corporation                8,635,425              2.8%
     Zions Bancorporation                   8,293,100              2.7%
     MCI WorldCom, Inc.                     7,728,000              2.5%


---------------------------------------------

 Investment Sectors
---------------------------------------------
[PIE CHART]

Banks                              14.6%

Computer Software
& Services                          9.8%

Electronics                         9.5%

Pharmaceuticals                     8.4%

Health Care/
Medical Supplies                    8.2%

Financial
Services                            7.3%

Entertainment                         7%

Computer Data
& Processing                        6.6%

Telecommunications                  5.9%

Retail                              5.1%

Other                              17.5%

[END PIE CHART]

------------------------------------
 Schedule of Investments
 June 30, 1999
------------------------------------


Common Stocks--

                                                                     Market
                                              Number of               Value
Name of Issuer                                   Shares             (Note B)
--------------------------------------------------------------------------------
Automobile & Truck -- 0.6%
--------------------------------------------------------------------------------
    General Motors Corporation...........        26,800          $1,768,800

Banks -- 14.6%
--------------------------------------------------------------------------------
    BankBoston Corporation*..............       126,000           6,441,750
    Chase Manhattan Corporation..........        30,300           2,620,950
    Fifth Third Bancorp..................        71,525           4,760,883
    Fleet Financial Group, Inc...........        99,200           4,402,000
    J P Morgan & Company.................        24,500           3,442,250
    Mellon Bank Corporation..............       237,400           8,635,425
    Washington Mutual, Inc...............       187,850           6,680,416
    Zions Bancorporation.................       130,600           8,293,100
                                                                -----------
                                                                 45,276,774

Chemical -- 0.7%
--------------------------------------------------------------------------------
    Monsanto Company.....................        56,000           2,208,500

Computer & Data Processing -- 6.6%
--------------------------------------------------------------------------------
    Dell Computer Corporation^...........        43,400           3,211,600
    EMC Corporation^.....................       104,400           5,755,050
    Hewlett-Packard Company..............        15,900           1,597,950
    IBM Corporation......................        55,000           7,119,063
    Sun Microsystems, Inc.^..............        40,400           2,782,550
                                                                -----------
                                                                 20,466,213

Computer Software & Services -- 9.8%
--------------------------------------------------------------------------------
    America Online, Inc.^................       100,000          11,050,000
    Microsoft Corporation^*..............       169,200          15,259,725
    Yahoo! Inc.^.........................        25,000           4,306,250
                                                                -----------
                                                                 30,615,975

Cosmetics & Toiletries -- 1.1%
--------------------------------------------------------------------------------
    Gillette Company.....................        81,700           3,349,700

Diversified Operations -- 3.7%
--------------------------------------------------------------------------------
    General Electric Company.............       101,100          11,424,300

Electronics -- 9.5%
--------------------------------------------------------------------------------
    Cisco Systems, Inc.^.................       244,700          15,783,150
    Intel Corporation....................       106,200           6,318,900
    Lucent Technologies, Inc.............       109,800           7,404,638
                                                                -----------
                                                                 29,506,688

Common Stocks--

                                                                     Market
                                              Number of               Value
Name of Issuer                                   Shares             (Note B)
--------------------------------------------------------------------------------
Entertainment -- 7.0%
--------------------------------------------------------------------------------
    Carnival Corporation.................        49,800         $ 2,415,300
    Mirage Resorts, Inc.^................        75,000           1,260,938
    Time Warner, Inc.....................       179,400          12,894,375
    Walt Disney Company*.................       169,000           5,101,687
                                                                -----------
                                                                 21,672,300

Financial Services -- 7.3%
--------------------------------------------------------------------------------
    American Express Company.............        28,800           3,747,600
    Charles Schwab Corporation...........        25,000           2,746,875
    Donaldson, Lufkin, & Jenrette, Inc. .        37,600           2,265,400
    Eaton Vance Corporation..............        90,000           3,099,375
    Morgan Stanley Dean Witter & Co. ....        43,410           4,460,378
    Paine Webber Group, Inc..............        34,500           1,612,875
    State Street Corporation.............        57,100           4,874,912
                                                                -----------
                                                                 22,807,415

Food & Beverage -- 2.1%
--------------------------------------------------------------------------------
    Coca-Cola Company....................        81,900           5,118,750
    Pepsico, Inc.........................        40,000           1,547,500
                                                                -----------
                                                                  6,666,250

Health Care -- 4.2%
--------------------------------------------------------------------------------
    American Home Products Corporation ..        63,700           3,662,750
    Johnson & Johnson....................        49,800           4,762,125
    Warner Lambert Company...............        66,975           4,638,019
                                                                -----------
                                                                 13,062,894

Household Products -- 1.2%
--------------------------------------------------------------------------------
    Procter & Gamble Company*...........         40,300           3,596,775

Insurance -- 2.0%
--------------------------------------------------------------------------------
    American International Group, Inc.           36,037           4,218,581
    Chubb Corporation....................        27,000           1,876,500
                                                                -----------
                                                                  6,095,081

Medical Supplies -- 4.0%
--------------------------------------------------------------------------------
    Medtronic, Inc. .....................        37,900           2,951,462
    VISX, Inc.^..........................       118,000           9,344,125
                                                                -----------
                                                                 12,295,587

Office Equipment -- 0.9%
--------------------------------------------------------------------------------
    Xerox Corporation....................        49,800           2,941,312
                                                                -----------
                                                                  2,941,312

Common Stocks--

                                                                     Market
                                              Number of               Value
Name of Issuer                                   Shares             (Note B)
--------------------------------------------------------------------------------
Petroleum, Coal & Gas -- 3.5%
--------------------------------------------------------------------------------
    Chevron Corporation..................        33,200         $ 3,156,075
    Exxon Corporation....................        57,200           4,411,550
    Mobil Corporation....................         7,000             693,000
    Royal Dutch Petroleum................        45,200           2,723,300
                                                               ------------
                                                                 10,983,925

Pharmaceuticals -- 8.4%
--------------------------------------------------------------------------------
    Abbott Laboratories..................        49,200           2,226,300
    Bristol Myers Squibb Company.........        67,800           4,762,950
    Eli Lilly & Company..................        58,700           4,204,388
    Merck & Company, Inc.*...............        86,400           6,393,600
    Pfizer, Inc.*........................        78,850           8,653,787
                                                               ------------
                                                                 26,241,025

Publishing & Printing -- 0.7%
--------------------------------------------------------------------------------
    McGraw-Hill Companies, Inc...........        42,800           2,308,525

Retail -- 5.1%
--------------------------------------------------------------------------------
    CVS Corporation......................        41,800           2,137,025
    Home Depot, Inc......................        44,055           2,838,472
    Staples Inc.^........................       102,600           3,174,188
    Wal-Mart Stores, Inc.................       159,600           7,700,700
                                                               ------------
                                                                 15,850,385

Telecommunications -- 5.1%
--------------------------------------------------------------------------------
    AT&T Corporation.....................        71,550           3,993,384
    MCI Worldcom, Inc.^..................        89,600           7,728,000
    Qwest Communications International,
     Inc. ...............................        92,000           3,041,750
    Tellabs, Inc.^.......................        35,000           2,364,688
    Vodafone Airtouch PLC-Spons ADR .....         6,800           1,339,600
                                                               ------------
                                                                 18,467,422

Transportation -- 1.0%
--------------------------------------------------------------------------------
    FDX Corporation^*....................        61,400           3,330,948

    Total Common Stocks-- 99.9% (Cost--$204,869,052)           $310,936,795
                                                               ============

* Pledged to collateralize short-term borrowings (See Note G)
^ Non-income producing.
  ADR stands for American Depository Receipt representing ownership of foreign securities.

--------------------------------------------------------------------------------
     The accompanying notes are an integral part of the financial statements

------------------------------------
 Statement of Assets
 and Liabilities
------------------------------------

--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------


Assets
-----------------------------------------------------------------------------------------
    Investments--at market value (cost $204,869,052--Notes B & D) .....     $310,936,795
    Dividends and interest receivable .................................          224,868
    Receivable for shares of beneficial interest sold .................        3,953,778
                                                                           -------------
            Total Assets ..............................................      315,115,441


Liabilities
-----------------------------------------------------------------------------------------
    Short-term Borrowings--Note G .....................................        3,521,250
    Payable for shares of beneficial interest repurchased .............          273,093
    Accrued expenses ..................................................           77,038
    Accrued investment advisory fee--Note C ...........................          128,253
    Other Payables ....................................................            2,710
                                                                           -------------
            Total Liabilities .........................................        4,002,344
                                                                           -------------

    Net Assets ........................................................     $311,113,097
                                                                           =============
    Net Assets Consist of--Note B:
    Capital paid-in ...................................................     $202,765,822
    Undistributed net investment income ...............................        (149,075)
    Accumulated net realized gain on investments ......................        2,428,607
    Net unrealized appreciation of investments ........................      106,067,743
                                                                           -------------
    Net Assets, for 13,641,467 shares outstanding .....................     $311,113,097
                                                                           =============
    Net Asset Value, offering price and redemption
     price per share ($311,113,097/13,641,467 shares) .................           $22.81
                                                                                  ======




    The accompanying notes are an integral part of the financial statements.

--------------------------------

 Statement of Operations
--------------------------------

--------------------------------------------------------------------------------
Six Months Ended June 30, 1999
--------------------------------------------------------------------------------


Investment Income
--------------------------------------------------------------------------------
    Dividends ..................................................     $ 1,168,336
    Interest ...................................................          21,070
                                                                    ------------
        Total Income ...........................................       1,189,406
                                                                    ------------


Expenses
--------------------------------------------------------------------------------
    Investment advisory fee--Note C ............................        $705,998
    Interest--Note G ...........................................         122,663
    Administrative expenses and salaries .......................         114,700
    Legal fees .................................................          40,700
    Printing, postage and stationery ...........................          32,340
    Auditing fees ..............................................          25,325
    Computer and related expenses ..............................          21,957
    Registration and filing fees................................          16,498
    Custodian fees .............................................          12,811
    Insurance expense ..........................................          10,395
    Trustee fees--Note C .......................................           8,585
    Other expenses..............................................          11,283
                                                                   -------------
    Total Expenses .............................................       1,123,255
                                                                    ------------
    Net Investment Income ......................................          66,151
                                                                    ------------
    Realized and Unrealized Gain on Investments--Note B:
    Net realized gain from investment transactions .............       2,661,936
    Change in unrealized appreciation of investments ...........      24,099,700
                                                                    ------------
    Net Gain on Investments ....................................      26,761,636
                                                                    ------------
    Net Increase in Net Assets Resulting from Operations .......     $26,827,787
                                                                    ============




    The accompanying notes are an integral part of the financial statements.

--------------------------------
 Statements of Changes
 in Net Assets
--------------------------------

                                                           Six Months
                                                              Ended
                                                             June 30,      Year Ended
                                                              1999        December 31,
                                                           (unaudited)        1998
----------------------------------------------------------------------------------------
Increase in Net Assets
From Operations:
  Net investment income ................................   $     66,151   $    529,082
  Net realized gain from investment transactions .......      2,661,936      5,367,820
  Change in unrealized appreciation of investments .....     24,099,700     37,027,890
                                                           ------------   ------------


      Net Increase in Net Assets Resulting from
      Operations .......................................     26,827,787     42,924,792
                                                           ------------   ------------


Distributions to Shareholders:
  From net investment income ...........................       (247,015)      (486,335)
  From net realized gains on investment ................        (89,044)    (5,203,325)
                                                           ------------   ------------
      Total Distributions...............................       (336,059)    (5,689,660)
                                                           ------------   ------------


From Net Fund Share Transactions--Note E ...............     73,362,520     65,434,064
                                                           ------------   ------------
     Total Increase in Net Assets.......................     99,854,248    102,669,196

Net Assets:
  Beginning of Period ..................................    211,258,849    108,589,653
                                                           ------------   ------------


  End of Period (including undistributed net investment
  income of ($149,075) and $31,789, respectively) ......   $311,113,097   $221,258,849
                                                           ============   ============





    The accompanying notes are an integral part of the financial statements.

--------------------------------

 Financial Highlights
-------------------------------

                                      Six Months Ended
                                       June 30, 1999               Year Ended December 31
Per Share Data                           (unaudited)       1998       1997       1996      1995
                                         ----------        ----       ----       ----      ----


Net Asset Value:
  Beginning of Period ..................  $  20.47       $  15.84   $  12.15   $ 10.59   $  8.13
                                          --------       --------   --------   -------   -------
Income From Investment Operations:
Net investment income ..................       .01            .05        .06       .05       .07
Net realized and unrealized gain
  (loss) on investments ................      2.36           5.18       4.46      2.54      2.90
                                          --------       --------   --------   -------   -------
Total from investment operations .......      2.37           5.23       4.52      2.59      2.97
                                          --------       --------   --------   -------   -------

Less Distributions:
  Net investment income ................      (.02)          (.05)      (.06)     (.05)     (.07)
  Capital gains ........................      (.01)          (.55)      (.77)     (.98)     (.44)
                                          --------       --------   --------   -------   -------
Total Distributions:  ..................      (.03)          (.60)      (.83)    (1.03)     (.51)
                                          --------       --------   --------   -------   -------
Net asset value:
 End of~period .........................  $  22.81       $  20.47   $  15.84   $ 12.15   $ 10.59
                                          ========       ========   ========   =======   =======
Total Return ...........................     11.56%         33.34%     37.28%    24.60%    36.46%


Ratios & Supplemental Data

Net assets end of period
  (000's omitted) ......................  $311,113       $211,259   $108,590   $60,275   $48,337
Ratio of operating expenses to
  average net assets ...................       .85%**         .94%        97%     1.21%     1.37%
Ratio of net investment income
  to average net assets ................       .14%**         .44%       .45%      .47%      .74%
Portfolio turnover rate ................     26.90%**       18.54%     16.36%    25.27%    26.53%

  ** Ratios are annualized

  ~  Audited by other auditors

  # All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 for 1 stock split effective September 25, 1997.

-----------------------------------

-----------------------------------


                                                        Year Ended December 31
                                      1994         1993      1992~     1991~     1990~     1989~
Net Asset Value:
  Beginning of Period .............  $  8.37      $  9.70   $ 10.37   $  7.81   $  7.89   $  6.09
                                     -------      -------   -------   -------   -------   -------
Income From Investment Operations:
Net investment income .............      .06          .07       .07       .09       .09       .08
Net realized and unrealized gain
  (loss) on investments ...........     (.07)         .16      (.15)     2.77       .03      1.91
                                     -------      -------   -------   -------   -------   -------
Total from investment operations ..     (.01)         .23      (.08)     2.86       .12      1.99
                                     -------      -------   -------   -------   -------   -------

Less Distributions:
   Net investment income ..........     (.06)        (.07)     (.07)     (.12)     (.09)     (.09)
   Capital gains ..................     (.17)       (1.49)     (.52)     (.18)     (.11)     (.10)
                                     -------      -------   -------   -------   -------   -------
Total Distributions:  .............     (.23)       (1.56)     (.59)     (.30)     (.20)     (.19)
                                     -------      -------   -------   -------   -------   -------
Net asset value:
  End of~period ...................  $  8.13      $  8.37   $  9.70   $ 10.37   $  7.81   $  7.89
                                     =======      =======   =======   =======   =======   =======
Total Return ......................    (0.07)%       2.44%    (0.73)%   36.91%     1.52%    32.73%


Ratios & Supplemental Data

Net assets end of period
  (000's omitted) .................  $35,459      $38,694   $42,609   $40,873   $27,189   $27,205
Ratio of operating expenses to
  average net assets ..............     1.53%        1.45%     1.42%     1.50%     1.74%     1.77%
Ratio of net investment income
  to average net assets ...........      .74%         .62%      .71%     1.02%     1.19%     1.11%
Portfolio turnover rate ...........    25.55        35.14%    28.91%    15.63%    37.18%    22.97%


  ** Ratios are annualized.

  ~  Audited by other Auditors

  # All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 for 1 stock split effective September 25, 1997.

HERE

-------------------------------------
 Notes to the Financial Statements
 for the period ended June 30, 1999
-------------------------------------


Note A-Organization

    Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio. The Fund is organized as a Massachusetts business trust.

Note B-Significant Accounting Policies
    Significant accounting policies of the Fund are as follows:

    Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

    Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

    Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

    State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

    Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

    Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

    Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

---------------------------------------
 Notes to the Financial Statements
 for the period ended June 30, 1999 --
 continued
---------------------------------------

amounts of revenues and expense during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract
    The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John R. Furman and John C. Emery are officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

Note D-Purchases and Sales of Investments
    The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $106,148,612 and $35,488,497, respectively, for the six months ended June 30, 1999.

Note E-Shares of Beneficial Interest At
June 30, 1999, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                             Six Months Ended           Year Ended
                                              June 30, 1999          December 31, 1998
                                          ----------------------------------------------------
                                           Shares        Amount        Shares        Amount
Shares sold............................   4,647,259   $102,306,725    6,132,271   $111,339,313
Shares issued to shareholders
in reinvestment of distributions from
net investment income and realized
gains from security transactions ......      13,859        291,303      274,986      5,161,310
                                         ----------    -----------   ----------    -----------
                                          4,661,118    102,598,028    6,407,257    116,500,623
Shares repurchased.....................  (1,344,770)   (29,235,508)  (2,939,702)   (51,066,559)
                                         ----------    -----------   ----------    -----------
Net Increase...........................   3,316,348    $73,362,520    3,467,555    $65,434,064
                                         ----------    -----------   ----------    -----------

Note F-Repurchase Agreement
    On a daily basis, the Fund invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

---------------------------------------
 Notes to the Financial Statements
 for the period ended June 30, 1999 --
 continued
---------------------------------------

Note G-Short-term Borrowings

    Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. The Fund has a total line of credit of $15,000,000 with an unused balance at June 30, 1999 of $11,478,750.

    The following information relates to aggregate short-term borrowings for the six month period ended June 30, 1999:

Average amount outstanding (total of daily outstanding principal balances divided by number of days during the period) ...................................  $4,173,961
Weighted average interest rate (actual interest expense on short-term
borrowing divided by average short-term borrowings outstanding) ................       5.64%

    Interest expense includes commitment fees of $4,785. Securities with market values aggregating $30,901,463 have been pledged to collateralize short-term borrowings.

Note H-Securities Lending

    The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 1999, the value of the securities loaned and the value of collateral were $12,404,912 and $12,800,209, respectively. For the six months ended June 30, 1999, income from securities lending has amounted to $19,838 and is included in interest income.

             Trustees
             ------------------------------------------------------------------
             William A. Oates, Jr.                John R. Furman
             Ernest E. Monrad                     John C. Emery
             Robert B. Minturn, Jr.

             Officers
             ------------------------------------------------------------------
             William A. Oates, Jr., President
             Ernest E. Monrad, Assistant Treasurer
             Robert B. Minturn, Jr., Vice President & Clerk
             Gordon C. Barrett, Vice President & Treasurer
             Bruce H. Monrad, Vice President
             Richard J. Semple, Vice President

             Investment Advisor
             ------------------------------------------------------------------
             Northeast Management & Research Company, Inc.
                 50 Congress Street
                 Boston, Massachusetts  02109

             Custodian
             ------------------------------------------------------------------
             Investors Bank & Trust Company
                 200 Clarendon Street
                 Boston, Massachusetts  02205

             Legal Counsel
             ------------------------------------------------------------------
             Mintz, Levin, Cohn, Ferris, Glovsky
               and Popeo, P.C.
                 One Financial Center
                 Boston Massachusetts 02111

             Transfer Agent
             ------------------------------------------------------------------
             Northeast Investors Growth Fund
                 One Post Office Square
                 Boston, Massachusetts 02109

             This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

             Shares of the Fund are sold to investors at net asset value by

                           Northeast Investors Growth Fund
                                 50 Congress Street
                             Boston, Massachusetts 02109
                                    800-225-6704
                       617-523-3588~www.northeastinvestors.com

             -------------------------------------------------------------------
             The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv GR, NE Investors.
             -------------------------------------------------------------------